Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.2%
AUSTRALIA — 1.6%
WiseTech Global Ltd.	1,309,250	$49,278,579

BELGIUM — 2.1%
Umicore SA	1,427,843	61,721,905

BRAZIL — 5.6%
MercadoLibre, Inc.*	141,447	168,248,378

CHINA — 14.4%
Alibaba Group Holding Ltd.*	5,537,108	75,563,322
JD.com, Inc., Class A *	100,335	2,851,008
Meituan, Class B *	5,201,000	98,527,437
NIO, Inc. ADR*	1,824,522	38,406,188
Pinduoduo, Inc. ADR*	280,511	11,251,296
Ping An Insurance Group Co. of China Ltd., Class H	5,283,500	36,937,290
Tencent Holdings Ltd.	3,036,300	139,956,255
Wuxi Biologics Cayman, Inc.*	3,531,500	28,042,238
		431,535,034
DENMARK — 6.2%
Ambu A/S, B Shares	1,364,379	20,085,233
Genmab A/S*	280,897	101,446,841
Novozymes A/S, B Shares	384,557	26,366,842
Vestas Wind Systems A/S	1,291,098	37,874,129
		185,773,045
FRANCE — 7.7%
Adevinta ASA*	626,550	5,719,896
Kering	219,677	138,688,117
L'Oreal SA	219,513	87,683,450
		232,091,463
GERMANY — 5.4%
Aixtron SE	1,145,970	24,994,982
CureVac NV*	233,787	4,584,563
HelloFresh SE*	1,016,019	45,602,745
MorphoSys AG*	162,909	4,414,707
Zalando SE*	1,647,133	83,401,249
		162,998,246
HONG KONG — 3.5%
AIA Group Ltd.	7,138,800	74,542,534
Hong Kong Exchanges & Clearing Ltd.	638,901	29,947,413
		104,489,947
INDIA — 0.6%
Housing Development Finance Corp., Ltd.	564,415	17,648,176

ISRAEL — 1.1%
Wix.com Ltd.*	321,033	33,535,107

ITALY — 5.7%
Ferrari NV	785,787	171,191,306

JAPAN — 8.1%
M3, Inc.	2,121,000	76,602,019
Nidec Corp.	861,900	68,075,515
Pan Pacific International Holdings Corp.	973,300	15,573,313
SBI Holdings, Inc.	897,300	22,639,649
SMC Corp.	109,000	60,930,356
		243,820,852
NETHERLANDS — 15.9%
Adyen NV*	72,826	144,246,086
Argenx SE*	239,798	75,025,912
ASML Holding NV	324,729	216,991,021

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
NETHERLANDS (continued)
EXOR NV	561,946	$42,718,968
		478,981,987
NEW ZEALAND — 0.7%
Xero Ltd.*	271,911	20,607,503

NORWAY — 0.4%
Schibsted ASA, Class A	241,038	5,940,984
Schibsted ASA, B Shares	288,179	6,166,952
		12,107,936
SAUDI ARABIA — 1.2%
Delivery Hero SE*	805,679	35,114,575

SOUTH KOREA — 0.7%
Coupang, Inc.*	1,150,086	20,333,521

SPAIN — 0.7%
Industria de Diseno Textil SA	982,272	21,418,431

SWEDEN — 3.6%
Atlas Copco AB, A Shares	1,491,292	77,406,962
Kinnevik AB, B Shares*	1,180,828	30,791,362
		108,198,324
SWITZERLAND — 0.9%
Temenos AG	287,706	27,674,369

TAIWAN — 4.1%
Sea Ltd. ADR*	238,629	28,585,368
Taiwan Semiconductor Manufacturing Co., Ltd.	4,681,000	96,023,793
		124,609,161
UNITED KINGDOM — 1.4%
Ocado Group PLC*	2,711,224	41,399,390

UNITED STATES — 4.6%
Oatly Group AB ADR*	1,233,964	6,182,160
Spotify Technology SA*	663,867	100,257,194
Stellantis NV	2,040,190	33,029,619
		139,468,973
Total Common Stocks
(cost $1,823,534,419)		2,892,246,208
PREFERRED STOCKS — 2.1%
GERMANY — 2.1%
Sartorius AG 0.31% (cost $31,607,444)	141,681	62,530,058
TOTAL INVESTMENTS — 98.3%
(cost $1,855,141,863)		$2,954,776,266
Other assets less liabilities — 1.7%		50,464,810
NET ASSETS — 100.0%		$3,005,241,076

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.

Portfolio of Investments

March 31, 2022 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$417,550,727	$2,474,695,481	$—	$2,892,246,208
Preferred Stocks**	—	62,530,058	—	62,530,058
Total	$417,550,727	$2,537,225,539	$—	$2,954,776,266

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2021.